Revision of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2024
Revision of Previously Issued Financial Statements [Abstract]
Schedule of Consolidated Statements of Operations

The following tables present the effects of revisions on the Company’s financial statements for the years ended December 31, 2023 and 2022.

	For the Year Ended December 31, 2023
Consolidated statements of operations	As previously reported	Adjustments	As Revised
Revenues	$47,800	$(47,800)	$-
Cost of revenues	$(281,100)	$281,100	$-
Gross profit	$(233,300)	$233,300	$-
Selling expenses	$-	$(28,000)	$(28,000)
General and administrative expenses	$(3,261,900)	$(1,975,000)	$(5,236,900)
Total operating expenses	$(3,261,900)	$(2,003,000)	$(5,264,900)
Loss from operations	$(3,495,200)	$(1,769,700)	$(5,264,900)
Changes in fair value of digital assets	$-	$1,721,900	$1,721,900
Other income	$10,400	$47,800	$58,200
Total other income (expenses), net	$(1,097,900)	$1,769,700	$671,800

	For the Year Ended December 31, 2022
Consolidated statements of operations	As previously reported	Adjustments	As Revised
Revenues	$448,600	$(448,600)	$-
Cost of revenues	$(782,600)	$782,600	$-
Gross profit	$(334,000)	$334,000	$-
General and administrative expenses	$(10,491,900)	$(703,700)	$(11,195,600)
Total operating expenses	$(10,491,900)	$(703,700)	$(11,195,600)
Loss from operations	$(10,825,900)	$(369,700)	$(11,195,600)
Impairment of digital assets	$-	$(78,900)	$(78,900)
Other income	$1,478,800	$448,600	$1,926,400
Total other income (expenses), net	$1,478,800	$369,700	$1,848,500